DAC AND OTHER DEFERRED ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract holder Bonus Interest Credits [Abstract]
Deferred Policy Acquisition Costs
The following table summarizes the balance of and changes in DAC on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Protection Solutions				Legacy	Individual Retirement				Group Retirement		Total
	Term	UL (1)	VUL (2)	IUL (3)	GMxB Legacy	GMxB Core	EI (4)	IE (5)	SCS	EG (6)	Momentum
	(in millions)
Balance, December 31, 2020	$403	$—	$—	$—	$654	$1,635	$134	$95	$645	$553	$79	$4,198
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	177	714	162	13	11	20	(1)	210	81	22	1,409
Balance, January 1, 2021 (7)	$403	$177	$714	$162	$667	$1,646	$154	$94	$855	$634	$101	$5,607
(1)    “UL” defined as Universal Life
(2)    “VUL” defined as Variable Universal Life
(3)    “IUL” defined as Indexed Universal Life
(4)    “EI” defined as EQUI-VEST Individual
(5)    “IE” defined as Investment Edge
(6)    “EG” defined as EQUI-VEST Group
(7)    DAC transition table not inclusive of Closed Block of $136 million and Protection Solutions of $3 million transition adjustment.
Changes in the DAC asset for the years ended December 31, 2022, and 2021 were as follows:
December 31, 2022

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxBCore	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
Capitalization	18	11	142	16	109	12	40	378	27	74	14	—	841
Amortization (2)	(41)	(12)	(52)	(11)	(137)	(12)	(13)	(169)	(65)	(41)	(19)	(11)	(583)
Balance, December 31, 2022	$362	$179	$889	$185	$1,625	$156	$148	$1,279	$593	$710	$89	$127	$6,342
______________
(1)    “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

December 31, 2021

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$403	$177	$714	$162	$1,646	$154	$94	$855	$667	$634	$101	$150	$5,757
Capitalization	26	15	133	28	141	15	38	350	30	84	16	—	876
Amortization (2)	(44)	(12)	(48)	(10)	(134)	(13)	(11)	(135)	(66)	(41)	(23)	(12)	(549)
Balance, December 31, 2021	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
______________
(1)     “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

December 31,
2020
(in millions)
Balance, beginning of year	$5,840
Capitalization of commissions, sales and issue expenses	669
Amortization:
Impact of assumptions updates and model changes	(1,109)
All other	(504)
Total amortization	(1,613)
Change in unrealized investment gains and losses	(654)
Reclassified to assets HFS	1
Balance, end of year	$4,243

Changes in the Individual Retirement Sales Inducement Assets for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	GMxB Core	GMxB Legacy	GMxB Core	GMxB Legacy
	( in millions)
Balance beginning of the year	$147	$222	$158	$246
Capitalization	2	—	1	—
Amortization	(12)	(22)	(12)	(24)
Balance, end of the year	$137	$200	$147	$222

Changes in the Protection Solutions Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022			December 31, 2021
	UL	VUL	IUL	UL	VUL	IUL
	(in millions)
Balance beginning of the year	$80	$619	$94	$60	$566	$24
Capitalization	21	105	71	25	92	74
Amortization	(6)	(40)	(8)	(5)	(39)	(4)
Balance, end of the year	$95	$684	$157	$80	$619	$94

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the Sales Inducement Assets asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$430
Amortization charged to income	(26)
Balance, end of year	$404

Schedule of Reconciliation of Deferred Acquisition Cost	The following table presents a reconciliation of DAC to the consolidated balance sheet as of December 31, 2022, and 2021

	Years Ended December 31,
	2022	2021
	(in millions)
Protection Solutions
Term	$362	$385
Universal Life	179	180
Variable Universal Life	889	799
Indexed Universal Life	185	180
Individual Retirement
GMxB Core	1,625	1,653
EQUI-VEST Individual	156	156
Investment Edge	148	121
SCS	1,279	1,070
Legacy Segment
GMxB Legacy	593	631
Group Retirement
EQUI-VEST Group	710	677
Momentum	89	94
Corporate and Other	127	138
Other	27	29
Total	$6,369	$6,113